American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
January 31, 2021

NT Growth - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	85,253	13,214,215
Auto Components — 1.4%
Aptiv plc	153,563	20,516,017
Automobiles — 2.2%
Tesla, Inc.(1)	40,351	32,019,729
Biotechnology — 3.1%
Amgen, Inc.	108,375	26,164,976
CRISPR Therapeutics AG(1)	30,581	5,067,272
Vertex Pharmaceuticals, Inc.(1)	63,261	14,491,830
		45,724,078
Building Products — 1.1%
Masco Corp.	233,735	12,694,148
Trex Co., Inc.(1)	43,781	4,017,782
		16,711,930
Capital Markets — 1.4%
S&P Global, Inc.	67,129	21,279,893
Electrical Equipment — 1.8%
Ballard Power Systems, Inc.(1)(2)	274,292	9,372,558
Generac Holdings, Inc.(1)	20,927	5,156,831
Rockwell Automation, Inc.	46,565	11,572,799
		26,102,188
Electronic Equipment, Instruments and Components — 2.1%
CDW Corp.	46,172	6,079,005
Cognex Corp.	132,735	10,901,526
Keysight Technologies, Inc.(1)	94,843	13,428,820
		30,409,351
Entertainment — 2.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	119,422	4,804,347
Take-Two Interactive Software, Inc.(1)	47,847	9,590,931
Walt Disney Co. (The)(1)	92,085	15,485,935
		29,881,213
Equity Real Estate Investment Trusts (REITs) — 1.2%
SBA Communications Corp.	67,123	18,033,936
Food Products — 1.4%
Beyond Meat, Inc.(1)(2)	22,289	3,969,225
Mondelez International, Inc., Class A	267,171	14,811,960
Vital Farms, Inc.(1)	78,883	1,950,777
		20,731,962
Health Care Equipment and Supplies — 2.5%
DexCom, Inc.(1)	23,207	8,699,144
Edwards Lifesciences Corp.(1)	68,763	5,678,449
IDEXX Laboratories, Inc.(1)	11,853	5,673,794
Insulet Corp.(1)	13,573	3,626,434
Intuitive Surgical, Inc.(1)	16,688	12,476,616
		36,154,437
Health Care Providers and Services — 2.1%
UnitedHealth Group, Inc.	90,986	30,351,110
Health Care Technology — 0.8%
Teladoc Health, Inc.(1)	28,620	7,550,815

Veeva Systems, Inc., Class A(1)	15,366	4,247,777
		11,798,592
Hotels, Restaurants and Leisure — 1.5%
Chipotle Mexican Grill, Inc.(1)	9,229	13,658,920
Domino's Pizza, Inc.	22,142	8,209,368
		21,868,288
Household Products — 2.0%
Procter & Gamble Co. (The)	231,086	29,627,536
Insurance — 0.9%
Progressive Corp. (The)	87,015	7,586,838
Root, Inc., Class A(1)(2)	53,776	1,083,855
SelectQuote, Inc.(1)	186,798	3,945,174
		12,615,867
Interactive Media and Services — 9.3%
Alphabet, Inc., Class A(1)	52,520	95,972,947
Facebook, Inc., Class A(1)	125,404	32,395,615
Twitter, Inc.(1)	152,861	7,724,067
		136,092,629
Internet and Direct Marketing Retail — 9.6%
Amazon.com, Inc.(1)	39,383	126,269,775
Chewy, Inc., Class A(1)(2)	52,431	5,338,524
Expedia Group, Inc.	75,796	9,406,284
		141,014,583
IT Services — 9.2%
Fastly, Inc., Class A(1)	72,086	7,882,604
Okta, Inc.(1)	24,270	6,286,173
PayPal Holdings, Inc.(1)	202,300	47,400,913
Shopify, Inc., Class A(1)	3,155	3,466,051
Twilio, Inc., Class A(1)	18,895	6,791,430
Visa, Inc., Class A	332,129	64,183,929
		136,011,100
Life Sciences Tools and Services — 1.3%
10X Genomics, Inc., Class A(1)	29,006	4,964,377
Adaptive Biotechnologies Corp.(1)	104,451	5,793,897
Agilent Technologies, Inc.	42,616	5,121,165
Repligen Corp.(1)	12,916	2,583,200
		18,462,639
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	32,431	7,674,796
Pharmaceuticals — 2.2%
Merck & Co., Inc.	99,579	7,674,554
Novo Nordisk A/S, B Shares	210,318	14,628,809
Zoetis, Inc.	60,669	9,358,193
		31,661,556
Road and Rail — 1.2%
Lyft, Inc., Class A(1)	149,265	6,636,322
Union Pacific Corp.	59,588	11,766,842
		18,403,164
Semiconductors and Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.(1)	160,104	13,711,307
Analog Devices, Inc.	73,792	10,871,775
ASML Holding NV	43,180	22,990,091
Broadcom, Inc.	47,207	21,266,753
NVIDIA Corp.	83,735	43,507,869
		112,347,795

Software — 17.6%
Datadog, Inc., Class A(1)	70,136	7,206,474
DocuSign, Inc.(1)	29,560	6,884,228
Microsoft Corp.	749,768	173,916,185
PagerDuty, Inc.(1)	217,227	10,585,472
salesforce.com, Inc.(1)	92,032	20,758,738
Slack Technologies, Inc., Class A(1)	34,606	1,459,335
Splunk, Inc.(1)	63,334	10,452,010
Workday, Inc., Class A(1)	47,892	10,896,867
Zendesk, Inc.(1)	117,805	16,992,193
		259,151,502
Specialty Retail — 1.0%
Home Depot, Inc. (The)	23,305	6,311,460
TJX Cos., Inc. (The)	132,545	8,488,182
		14,799,642
Technology Hardware, Storage and Peripherals — 9.3%
Apple, Inc.	1,031,748	136,149,466
Textiles, Apparel and Luxury Goods — 1.7%
NIKE, Inc., Class B	184,406	24,634,798
TOTAL COMMON STOCKS (Cost $846,005,538)		1,453,444,012
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $8,136,565), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $7,973,890)		7,973,870
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/28, valued at $13,559,882), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $13,294,033)		13,294,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,768	11,768
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,279,638)		21,279,638
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,279,252)	5,279,252	5,279,252
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $872,564,428)		1,480,002,902
OTHER ASSETS AND LIABILITIES — (0.7)%		(9,789,732)
TOTAL NET ASSETS — 100.0%		$1,470,213,170

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	461,918	USD	560,666	Credit Suisse AG	3/31/21	$610
EUR	291,940	USD	355,481	Credit Suisse AG	3/31/21	(744)
EUR	1,045,587	USD	1,268,417	Credit Suisse AG	3/31/21	2,077
EUR	656,984	USD	798,281	Credit Suisse AG	3/31/21	21
USD	18,857,790	EUR	15,357,757	Credit Suisse AG	3/31/21	196,558
USD	547,759	EUR	447,859	Credit Suisse AG	3/31/21	3,564
USD	630,734	EUR	512,126	Credit Suisse AG	3/31/21	8,449
USD	479,722	EUR	393,634	Credit Suisse AG	3/31/21	1,417
USD	1,521,171	EUR	1,257,219	Credit Suisse AG	3/31/21	(6,478)
USD	805,209	EUR	661,009	Credit Suisse AG	3/31/21	2,015
						$207,489

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	74	March 2021	$19,108,650	$(212,491)

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,588,550. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,088,981, which includes securities collateral of $9,809,729.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,415,825,112	37,618,900	—
Temporary Cash Investments	11,768	21,267,870	—
Temporary Cash Investments - Securities Lending Collateral	5,279,252	—	—
	1,421,116,132	58,886,770	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	214,711	—

Liabilities
Other Financial Instruments
Futures Contracts	212,491	—	—
Forward Foreign Currency Exchange Contracts	—	7,222	—
	212,491	7,222	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.